Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Statutory rate	21.00%	(21.00%)
Federal net operating loss carry forwards (in Dollars)	$ 26.3
Approximately (in Dollars)	$ 18.6
Taxable	80.00%
Unrecognized tax benefits, period increase (decrease)	12 months
Management [Member]
Income Taxes (Details) [Line Items]
Net deferred tax assets valuation allowance equal percent	100.00%	100.00%
Federal income [Member]
Income Taxes (Details) [Line Items]
Federal net operating loss carry forwards (in Dollars)	$ 7.7